F. Stockholders Deficit	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
F. Stockholders Deficit

Basis of Presentation

Preferred Stock

The Certificate of Incorporation of the Company authorizes the issuance of up to 10,000,000 shares of Preferred Stock, at a par value of $0.01 per share, of which 1,250,000 shares are designated Series A Convertible Preferred Stock and 1,600,000 shares are designated Series B Convertible Preferred Stock. The Board of Directors has the authority to issue Preferred Stock in one or more series, to fix the designation and number of shares of each such series, and to determine or change the designation, relative rights, preferences, and limitations of any series of Preferred Stock, without any further vote or action by the stockholders of the Company.

In January 2001, the Company issued to Elan 28,457 shares of Series B Stock. In February 2002, the Company issued 58,883 additional shares of Series B Stock and 480,000 shares of common stock to Elan in exchange for the retirement of a $1,400,000 note payable to Elan. In May 2002, the Company sold 416,204 shares of Series B Stock to Elan for $3,000,000. On January 14, 2005, Elan converted 28,457 shares of the Series B Stock into 28,457 shares of common stock.

On February 7, 2011, the Company elected to exercise its right to repay a related party note payable to Elan, with a maturity value of approximately $663,000, with 50,993 shares of Series B Stock and a warrant to purchase an aggregate of 896,037 shares of Series B Stock at an exercise price of $0.01 per share. The warrant has a term of five years, a cashless exercise provision and customary anti-dilution adjustments in the event of stock splits, stock combination, reorganizations and similar events. In connection with the issuance, the Company amended its certificate of incorporation on February 7, 2011 to increase the authorized number of shares of Series B Stock from 600,000 to 1,600,000. The fair value of the warrants issued on February 7, 2011 was estimated to be $452,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 93.3%, risk free interest rate of 2.39% and an expected life of five years.

As of September 30, 2012 and 2011, 526,080 shares of Series B Stock were outstanding, respectively. There are no shares of Series A Convertible Preferred Stock issued or outstanding.

With respect to dividend rights and rights upon liquidation, winding up and dissolution, the Series B Stock ranks pari passu with the common stock. Subject to any rights of senior stock, holders of Series B Stock are entitled to receive dividends or distributions as, when and if declared by the Board of Directors. In the event the Board of Directors declares a dividend or distribution with respect to the outstanding common stock, the holders of Series B Stock are entitled to receive the amount of dividends per share in the same form payable on the common stock based on the largest number of shares of common stock issuable upon conversion of the outstanding Series B Stock. In the event of a liquidation, winding up or dissolution of the Company, subject to any rights of senior stock, the holders of Series B Stock are entitled to receive, pari passu with the holders of the common stock, the assets of the Company based on the largest number of shares of common stock issuable upon conversion of the outstanding Series B Stock.

Each share of Series B Stock is convertible into one share of common stock. The Series B Stock can be converted into common stock at any time upon the election of the holders of the Series B Stock except to the extent such conversion would result in the holders of Series B Stock owning in the aggregate more than 9.99% of the outstanding common stock.

The Series B Stock is not entitled to vote on any matter submitted to the vote of holders of the common stock except that the Company must obtain the approval of a majority of the outstanding shares of Series B Stock to either amend the Company’s Certificate of Incorporation in a manner that would adversely affect the Series B Stock (including by creating an additional class or series of stock with rights that are senior or pari passu to the Series B Stock) or change the rights of the holders of the Series B Stock in any other respect.

Common Stock

August 2010 Financing

On August 12, 2010, the Company announced an additional financing with certain existing investors (the “August 2010 Investors”). Under the terms of the agreement, the Company received $1,000,000 in gross proceeds in exchange for the issuance of 2,500,000 shares of common stock and warrants to purchase up to 1,875,000 shares at an exercise price of $0.50 per share. The Company also granted to the August 2010 Investors the option to acquire, collectively, up to an additional 2,500,000 units, comprised of an aggregate of 2,500,000 shares of common stock and warrants to purchase up to an aggregate of 1,875,000 additional shares of common stock at an exercise price of $0.50 (the “August 2010 Call Option”). In addition, the August 2010 Investors granted to the Company the option to require these August 2010 Investors, severally and not jointly, to acquire up to 2,500,000 additional units, less any additional units acquired under the August 2010 Call Option, at the per additional unit purchase price of $0.40 (the “August 2010 Put Option”). On December 28, 2010, the investors exercised their Call Option and the Company received $1 million in proceeds in exchange for 2,500,000 common shares and 1,875,000 warrants.

Net cash proceeds from the August 2010 Financing, after deducting for expenses, were approximately $900,000.

The fair value of the August 2010 Warrants was estimated to be $542,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%; expected volatility of 91.83%; risk free interest rate of 2.08%; and an expected life of seven years. The proceeds from the August 2010 financing were allocated based upon the relative fair values of the August 2010 Warrants and the August 2010 Shares. Due to the anti-dilution provisions of the August 2010 Warrants, these warrants were deemed to be a liability under current accounting guidance and, as a result, the warrant liability was increased by $542,000 of which $179,000 was recorded as a charge to the Statement of Operations and $363,000 of proceeds from the August 2010 financing was allocated to the value of the August 2010 Warrants.

On December 28, 2010, the investors exercised their Call Option and the Company received $1,000,000 in proceeds in exchange for 2,500,000 common shares and 1,875,000 warrants, with an initial exercise price of $0.50 per share, subject to adjustment as provided in the warrants (the “Additional Warrants”). The Additional Warrants are exercisable for a seven-year period from their date of issuance; contain a “cashless exercise” feature that allows the holder to exercise the Additional Warrants without a cash payment to the Company under certain circumstances; contain a dividend participation right which allows the holder to receive any cash dividends paid on the Common Stock without exercising the Additional Warrant; contain a provision that provides for the reduction of the exercise price to $0.01 in the event of any such payment of cash dividends by the Company or upon a change of control; and contain anti-dilution provisions in the event of a stock dividend or split, dividend payment or other issuance, reorganization, recapitalization or similar event.

The net cash proceeds to the Company from the December 2010 financing, after deducting for expenses, were approximately $990,000.

The fair value of the August 2010 Call Option warrants was estimated to be $912,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%; expected volatility of 90.51%; risk free interest rate of 2.89%; and an expected life of seven years. The proceeds from the August 2010 Call Option exercise were allocated based upon the relative fair values of the August 2010 Call Option Warrants and the August 2010 Put Option Shares. Due to the anti-dilution provisions of the August 2010 Call Option Warrants, these warrants were deemed to be a liability under current accounting guidance and as a result the warrant liability was increased by $912,000 of which $534,000 was recorded as a charge to the Statement of Operations and $378,000 of proceeds from the August 2010 Call Option exercise was allocated to the value of the October 2009 Warrants.

March 2012 Financing

On March 30, 2012 and April 4, 2012, the Company entered into Securities Purchase Agreements (the “Purchase Agreements”) with certain accredited investors (the “Purchasers”) and completed a financing (the “March 2012 Financing”). Under the terms of the Purchase Agreements, the Company received $660,000 in gross proceeds in exchange for the issuance of an aggregate of 2,200,166 units (the “March 2012 Units”), consisting of 2,200,166 shares of common stock and 1,650,126 warrants, at a purchase price of $0.30 per Unit. Each Unit consisted of (i) one share of common stock (the “March 2012 Common Shares”) and (ii) a five year warrant to purchase 0.75 of a share of the Company’s common stock (the “March 2012 Warrants”). The March 2012 Warrants have an initial exercise price of $0.40 per share.

On March 30, 2012, the Company received $530,000 in gross proceeds in exchange for the issuance of an aggregate of 1,766,833 March 2012 Units, which consisted of 1,766,833 shares of common stock and 1,325,126 warrants.

On April 4, 2012, the Company received $130,000 in gross proceeds in exchange for the issuance of an aggregate of approximately 433,333 March 2012 Units, which consisted of 433,333 shares of common stock and 325,000 warrants.

Net cash proceeds from the March 2012 Financing, after deducting for expenses, were $642,000. The Company also incurred non-cash expenses in the form of 12,501 warrants issued to consultants, at similar terms as the March 2012 Warrants, for services provided. Pursuant to the warrants, the Company is obligated to issue up to a total of 1,662,627 shares of common stock as of September 30, 2012 in connection with the March 2012 Financing.

The fair value of the March 2012 Warrants issued on March 30, 2012 was estimated to be $363,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 150.74%, risk free interest rate of 1.04% and an expected life of five years. The proceeds from the March 2012 Financing were allocated based upon the relative fair values of the March 2012 Financing Warrants and the March 2012 Common Shares.

The fair value of the March 2012 Warrants issued on April 4, 2012 was estimated to be $84,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 149.36%, risk free interest rate of 1.05% and an expected life of five years. The proceeds from the March 2012 Financing were allocated based upon the relative fair values of the March 2012 Financing Warrants and the March 2012 Common Shares.

Dividends

The Company has never paid a cash dividend on its common stock and does not anticipate paying cash dividends on its common stock in the foreseeable future. If we pay a cash dividend on our common stock, we also must pay the same dividend on an as converted basis on our Series B preferred stock. In addition, under the terms of the warrants to purchase up to 59,149,999 shares of our common stock issued to Xmark Opportunity Partners, LLC or its affiliates (“Xmark”) in three transactions (on each of October 6, 2009, July 30, 2010 and August 11, 2010), and any additional warrants issued pursuant to the put and/or option right granted in our August 2010 financing, if we were to pay a dividend on our common stock, the exercise price of these warrants would be reset from $0.28 per share or $0.50 per share, as applicable, to $0.01 per share and the warrant holders would also be entitled receive any such dividend paid.

Warrants

As of September 30, 2012, warrants to purchase an aggregate of 62,132,626 shares of common stock were outstanding. Details of the warrants for common stock outstanding at September 30, 2012 were as follows:

Number of Shares	Exercise Price	Expiration Date
100,000	$0.50	May 2014
100,000	$1.00	May 2014
100,000	$1.50	May 2014
125,000	$0.65	June 2014
125,000	$1.00	June 2014
20,000	$0.39	September 2014
15,000	$0.50	September 2014
15,000	$0.60	September 2014
50,000	$0.38	April 2015
50,000	$0.50	May 2016
50,000	$0.50	July 2016
50,000	$1.00	July 2016
50,000	$1.50	July 2016
50,000	$2.00	July 2016
50,000	$2.50	July 2016
43,614,285	$0.28	October 2016
1,337,627	$0.40	March 2017
325,000	$0.40	April 2017
300,000	$0.258	June 2017
11,785,714	$0.28	July 2017
35,000	$0.30	August 2017
1,875,000	$0.50	August 2017
35,000	$0.44	September 2017
1,875,000	$0.50	December 2017
62,132,626

As of September 30, 2012, one warrant to purchase an aggregate of 896,037 shares of preferred stock was outstanding. Details of the warrant for preferred stock outstanding at September 30, 2012 were as follows:

Number of Shares	Exercise Price	Expiration Date
896,037	$0.01	February 2016
896,037

As of September 30, 2011, warrants to purchase an aggregate of 61,039,999 shares of common stock were outstanding. Details of the warrants for common stock outstanding at September 30, 2011 were as follows:

Number of Shares	Exercise Price	Expiration Date
940,000	$0.28	May 2012
100,000	$0.45	May 2014
100,000	$1.00	May 2014
100,000	$1.50	May 2014
125,000	$0.65	June 2014
125,000	$1.00	June 2014
20,000	$0.39	September 2014
15,000	$0.50	September 2014
15,000	$0.60	September 2014
50,000	$0.38	April 2015
50,000	$0.50	May 2016
50,000	$0.50	July 2016
50,000	$1.00	July 2016
50,000	$1.50	July 2016
50,000	$2.00	July 2016
50,000	$2.50	July 2016
43,614,285	$0.28	October 2016
11,785,714	$0.28	July 2017
1,875,000	$0.50	August 2017
1,875,000	$0.50	December 2017
61,039,999

As of September 30, 2011, one warrant to purchase an aggregate of 896,037 shares of preferred stock was outstanding. Details of the warrant for preferred stock outstanding at September 30, 2011 were as follows:

Number of Shares	Exercise Price	Expiration Date
896,037	$0.01	February 2016
896,037

Below is a summary of warrant activity for the last three fiscal years ended September 30:

		Weighted Average
			Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (in years)	Value
Outstanding at 9/30/2010	66,901,667	$0.34	5.5 years	$16,278
Granted	3,821,037	$0.58	6.6 years	$367
Exercised	(1,336,668)	$0.28	0.5 years	$580
Cancelled	(7,250,000)	$0.78		$-
Forfeited	(200,000)	$1.75		$-
Outstanding at 9/30/2011	61,936,036	$0.30	5.2 years	$8,258
Granted	1,997,627	$0.38	4.5 years	$35
Exercised	(940,000)	$0.28		$-
Cancelled	-	$-		$-
Forfeited	-	$-		$-
Outstanding at 9/30/2012	62,993,663	$0.30	4.2 years	$5,344
Exercisable at 9/30/2012	62,993,663	$0.30	4.2 years	$5,344